Note 1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting and reporting policies consistently applied in the presentation of the consolidated financial statements follows:

Nature of Operations and Basis of Presentation

Killbuck Bancshares, Inc. (the “Company”) is an Ohio corporation organized as the holding company of The Killbuck Savings Bank Company (the “Bank”).  The Bank is an Ohio state-chartered bank. The Company and its subsidiary operate in the single industry of commercial banking and derive substantially all their income from banking and bank-related services which include interest earnings on residential real estate, commercial mortgage, commercial and consumer loan financing as well as interest earnings on investment securities and charges for deposit services to its customers through nine full service branches and one loan production office.  The Board of Governors of the Federal Reserve System supervises the Company and Bank, while the Bank is also subject to regulation and supervision by the Ohio Division of Financial Institutions.

The consolidated financial statements of the Company include its wholly-owned subsidiary, the Bank.  All intercompany transactions have been eliminated in consolidation.  The investment in subsidiary on the parent company financial statements is carried at the parent company’s equity in the underlying net assets.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of consolidated financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and identification of other-than-temporary impairment of securities. Management believes that the allowance for loan losses represents its best estimate of losses known and inherent in the loan portfolio that are both probable and reasonable to estimate. Additionally, management believes that the evaluation for other-than-temporary impairment of securities has been performed in accordance with GAAP. Actual results may differ from these estimates. The estimate for the loan loss allowance is particularity susceptible to significant near-term changes, including possible material increases in the allowance mandated by the Bank’s primary regulator.

Investment Securities

Investment securities are classified, at the time of purchase, based upon management’s intention and ability, as either securities held to maturity or securities available for sale.  Debt securities acquired with the intent and ability to hold to maturity are stated at cost adjusted for amortization of premium and accretion of discount which are computed using the level yield method.  Certain other debt and equity securities have been classified as available for sale to serve principally as a potential source of liquidity.  Unrealized holding gains and losses on available for sale securities are reported as a separate component of shareholders’ equity, net of the related tax effects, until realized.  Realized securities gains and losses are computed using the specific identification method.  Interest and dividends on investment securities are recognized as income when earned.

Common stock of the Federal Home Loan Bank, Federal Reserve Bank and Great Lakes Bankers Bank represent ownership in institutions which are wholly-owned by other financial institutions. These securities are accounted for at cost and are classified with other assets.

As a member of the Federal Home Loan Bank (FHLB) of Cincinnati, the Bank is required to maintain a minimum investment in stock of the FHLB that varies with the level of advances outstanding with the FHLB.  The stock is bought from and sold to the FHLB based on its $100 par value.  The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management.  The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines.  The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) The significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) Commitments by the FHLB to make payments required by law or regulation and the levels of such payments in relation to the operating performance (c) The impact of legislative and regulatory changes on the customer base of the FHLB and (d) The liquidity position of the FHLB.

While the Federal Home Loan Bank’s have been negatively impacted by the current economic conditions, the FHLB of Cincinnati has reported profits for 2011, remains in compliance with regulatory capital and liquidity requirements, continues to pay dividends on the stock and make redemptions at the par value.  With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2011 or 2010.

Securities are periodically reviewed for other-than-temporary impairment based upon a number of factors, including, but not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value, and management’s intent and ability to hold the security for a period of time sufficient to allow for a recovery in market value.  Among the factors that are considered in determining management’s intent and ability is a review of the Company’s capital adequacy, interest rate risk position and liquidity.  The assessment of a security’s ability to recover any decline in market value, the ability of the issuer to meet contractual obligations and management’s intent and ability requires considerable judgment.  A decline in value that is considered to be other-than-temporary is recorded as a loss within noninterest expense in the Consolidated Statement of Income.

Bank-Owned Life Insurance

The Company has purchased life insurance policies on certain key employees.  Bank-owned life insurance is recorded at its cash surrender value or the amount that can be realized.

Loans

Loans are stated at their outstanding principal, less the allowance for loan losses and any net deferred loan origination fees.  Interest income on loans is recognized on the accrual method.  Accrual of interest on loans is generally discontinued when it is determined that a reasonable doubt exists as to the collectability of principal, interest, or both.  Loans are returned to accrual status when past due interest is collected, and the collection of principal is probable.

Loan origination and commitment fees, as well as certain direct loan origination costs, are deferred and amortized as a yield adjustment over the lives of the related loans using the interest method.  Amortization of deferred loan origination fees is discontinued when a loan is placed on nonaccrual status.

Mortgage loans originated and held for sale in the secondary market are carried at the lower of cost or market value determined on an aggregate basis.  Net unrealized losses are recognized in a valuation allowance through charges to income.  Gains and losses on the sale of loans held for sale are determined using the specific identification method.  All loans are sold to the Federal Home Loan Mortgage Corporation (“FHLMC”).

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio.  Management uses a disciplined process and methodology to establish the allowance for loan losses.  To determine the total allowance for loan losses, the Company estimates the reserves needed for each segment of the portfolio, including loans analyzed individually and loans analyzed on a pooled basis.  The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate portfolio; (iii) the real estate portfolio; (iv) the consumer loan portfolio. To determine the balance of the allowance account, loans are pooled by portfolio and losses are modeled using historical experience.

The allowance method is used in providing for loan losses.  Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it.  The allowance for loan losses is established through a provision for loan losses which is charged to operations.  The provision is based upon management’s periodic evaluation of individual loans, the overall risk characteristics of the various portfolio segments, past experience with losses, the impact of economic conditions on borrowers, and other relevant factors.  The estimates used in determining the adequacy of the allowance for loan losses including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to significant change in the near term.

Impaired loans are commercial and commercial real estate loans for which it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement.  The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications.  The definition of “impaired loans” is not the same as the definition of “nonaccrual loans,” although the two categories overlap.  The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired, provided the loan is not a commercial or commercial real estate classification.  Factors considered by management in determining impairment include payment status and collateral value.  The amount of impairment for these types of loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans.  When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans secured by one-to-four family properties and all consumer loans are large groups of smaller balance homogeneous loans and are measured for impairment collectively.  Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired.  Management determines the significance of payment delays on a case-by-case basis, taking into consideration all of the circumstances concerning the loan, the creditworthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall in relation to the principal and interest owed.

Loan Charge-off Policies

Consumer loans are generally fully or partially charged down to the fair value of the collateral securing the asset when the loan is 180 days past due unless both well secured and in the process of collection.

Real estate loans are generally charged down to the net realizable value when the loan is 180 days past due.

Commercial real estate loans are generally charged down to the net realizable value when the loan is 180 days past due.

Commercial loans are generally charged-off when the loan is 180 days past due.

Other secured loans are generally fully or partially charged down to the net realizable value when the loan is 120 days past due.

Troubled Debt Restructurings (“TDRs”)

In situations where, for economic or legal reasons related to a borrower’s financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a TDR.  Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status.  These modified terms may include rate reductions, principle forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral.  In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for impaired loans.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation.  Depreciation is principally computed on the straight-line method over the estimated useful lives of the related assets, which range from three to ten years for furniture, fixtures and equipment and twenty-five to fifty years for building premises.  Leasehold improvements are amortized over the shorter of the estimated useful lives or the respective lease terms, which range from seven to fifteen years.  Expenditures for maintenance and repairs are charged against income as incurred.  Costs of major additions and improvements are capitalized.

Real Estate Owned

Real estate acquired in settlement of loans is stated at the lower of the recorded investment in the property or its fair value minus estimated costs of sale.  Prior to foreclosure, the value of the underlying collateral is written down by a charge to the allowance for loan losses if necessary.  Any subsequent write-downs are charged against operating expenses.  Operating expenses of such properties, net of related income and losses on disposition, are included in other expenses.

Goodwill

Goodwill represents the amount by which the market value of the Company’s stock issued in an acquisition exceeded the fair value of the net assets acquired. During 2011, the Company adopted Accounting Standards Update (ASU) 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment.  The ASU allows a Company to first assess qualitative factors on an annual basis to determine whether it is necessary to perform the two-step goodwill impairment test.  The two-step goodwill impairment test can cause volatility in the Company’s reported net income because impairment losses could occur irregularly and in varying amounts. As of December 31, 2011 and 2010, respectively, net goodwill totaled $1.3 million.

Mortgage Servicing Rights (“MSRs”)

The Company has agreements for the express purpose of selling loans in the secondary market.  The Company maintains all servicing rights for these loans.  Originated MSRs are recorded by allocating total costs incurred between the loans and servicing rights based on their relative fair values.  MSRs are amortized in proportion to the estimated servicing income over the estimated life of the servicing portfolio.  Impairment is evaluated based on the fair value of the right, based on portfolio interest rates and prepayment characteristics.

Employee Benefit Plan

The Bank maintains a profit sharing pension plan which is integrated with a 401(K) plan.  The Bank’s contributions are based upon the plan’s contribution formula.

Income Taxes

Using the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax bases. To the extent that currently available evidence about the future raises doubt about the realization of a deferred tax asset, a valuation allowance is established. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

The Company follows FASB guidance which provides clarification on accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB ASC 740. The guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the Company’s evaluation of the FASB-issued guidance, no significant income tax uncertainties were identified. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the year ended December 31, 2011. Our policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statement of Income. The Company recognized no interest or penalties during the year ended December 31, 2011.

The Company and Bank account for income tax expense pursuant to a tax-sharing agreement whereby the Bank remits, or is refunded, income tax expense based on the Bank’s separate company tax liability.

Advertising Costs

Advertising costs are expensed as incurred.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (i) the assets have been isolated from the Company, (ii) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (iii) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Concentrations of Risk

Financial instruments which potentially subject the Company and its subsidiary to concentrations of credit risk primarily consist of cash and cash equivalents and loans receivable. Cash and cash equivalents include deposits placed in other financial institutions. At December 31, 2011, the Company had $41.7 million on deposit with the Federal Reserve Bank of Cleveland and federal funds sold of $3.2 million with the Great Lakes Bankers’ Bank. The Bank’s lending activity is primarily concentrated in loans collateralized by real estate in northeastern Ohio. As a result, credit risk is broadly dependent on the real estate market and general economic conditions in that geographic area. Additionally, banking regulations and the Bank’s lending policies limit the amount of credit extended to any single borrower and their related interests thereby limiting the concentration of credit risk to any single borrower.

Earnings Per Share

The Company currently maintains a simple capital structure; therefore, there are no potential dilutive effects with respect to earnings per share.  As a result, earnings per share are calculated using the weighted average number of shares outstanding for the period.

Comprehensive Income

The Company is required to present comprehensive income in a full set of general purpose financial statements for all periods presented.  Other comprehensive income is comprised exclusively of net income and unrealized holding gains and losses on the available for sale securities portfolio.  The Company has elected to report the effects of other comprehensive income as part of the Consolidated Statement of Changes in Shareholders’ Equity.

Cash Flow Information

For purposes of reporting cash flows, cash and cash equivalents include cash and amounts due from financial institutions and federal funds sold.  Cash payments for interest in 2011, 2010 and 2009 were $3.8 million, $4.1 million, and $4.5 million respectively.  Cash payments for income taxes for 2011, 2010, and 2009 were $420,000, $736,000 and $907,000, respectively.

Recent Accounting Pronouncements

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310):  A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.  The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring.  The amendments in this Update are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning annual period of adoption.  As a result of applying these amendments, an entity may identify receivables that are newly considered impaired.  For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011.  The Company has provided the necessary disclosures in Note 3.

In April 2011, the FASB issued ASU 2011-03, Transfers and Services (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.  The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion.  The amendments in this Update apply to all entities, both public and nonpublic.  The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity.  The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date.  Early adoption is not permitted.  This ASU is not expected to have a significant impact on the Company’s financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs.  Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments in this Update are to be applied prospectively.  For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011.  Early application by public entities is not permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.  The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income.  To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated.  The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income.  All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update.  For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter.  The amendments in this Update should be applied retrospectively, and early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment.  The objective of this update is to simplify how entities, both public and nonpublic, test goodwill for impairment.  The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350.  The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.  The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance.  This ASU is not expected to have a significant impact on the Company’s financial statements.

In September 2011, the FASB issued ASU 2011-09, Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80):Disclosures about an Employer’s Participation in a Multiemployer Plan.  The amendments in this Update will require additional disclosures about an employer’s participation in a multiemployer pension plan to enable users of financial statements to assess the potential cash flow implications relating to an employer’s participation in multiemployer pension plans.  The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements.  For public entities, the amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted.  For nonpublic entities, the amendments are effective for annual periods of fiscal years ending after December 15, 2012, with early adoption permitted.  The amendments should be applied retrospectively for all prior periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360):  Derecognition of in Substance Real Estate-a Scope Clarification.  The amendments in this Update affect entities that cease to have a  controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness.  That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt.  The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date.  Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities.  For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012.  For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted.  This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities.  The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement.  The requirements amend the disclosure requirements on offsetting in Section 210-20-50.  This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220):  Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05.  Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05.  All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter.  This ASU is not expected to have a significant impact on the Company’s financial statements.

Reclassification of Comparative Amounts

Certain amounts in the prior year consolidated financial statements have been reclassified to conform to the current year presentation.  These reclassifications had no effect on either shareholders’ equity or net income.